GAIN ON SALE OF ASSETS AND TERMINATION OF CHARTERS (Gain on Sale of Vessels) (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2015 USD ($)	Dec. 31, 2014 USD ($) vessel	Dec. 31, 2013 USD ($) vessel
Vessel impairment charge | $	$ 42,410	$ 11,800	$ 0
Gain/(Loss) | $	7,364	(1,384)	$ 18,025
Sale of 5 Horizon container vessels [Member]
Vessel impairment charge | $		$ 11,800
Gain/(Loss) | $	$ (114)
VLCCs [Member]
Number of vessels sold		3
Ore-Bulk-Oil (OBO) Carriers [Member]
Number of vessels sold			1
Single hull Very Large Crude Carrier VLCC [Member]
Number of vessels sold			1
Double-hull Very Large Crude Carriers (VLCC) [Member]
Number of vessels sold			2
Suezmax Tankers [Member]
Number of vessels sold			1